JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated September 4, 2012 to ANNUITY PROSPECTUSES

Suspension of New Sales

This Supplement applies to certain VENTURE® OPPORTUNITY A-SERIES VARIABLE ANNUITY and VENTURE® OPPORTUNITY EMP SERIES VARIABLE ANNUITY Contracts offered by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”).

You should read this Supplement together with a prospectus dated April 30, 2012 for the applicable Contract (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Suspension of New Sales

We are suspending our offer of all Venture® Opportunity A-Series Variable Annuity Contracts effective at the close of business on October 12, 2012 (the “Suspension Date”). This means that we will not issue a new Contract unless we receive all required information in good order on or before the Suspension Date, unless we approve otherwise.

Venture Opportunity EMP Series Variable Annuity Contracts. The suspension of new sales described above does not generally include those Contracts identified in the Annuity Prospectus on pages 62 and 73 as Venture® Opportunity EMP Series Variable Annuity Contracts. However, effective as of the Suspension Date, we will only offer the Contracts outside of New York to officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Variable Insurance Trust or any of their affiliates.

You should retain this Supplement for future reference.

Supplement dated September 4, 2012

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated September 4, 2012 to ANNUITY PROSPECTUSES

Limitations on Additional Purchase Payments

This Supplement applies to certain VENTURE® OPPORTUNITY A-SERIES VARIABLE ANNUITY and VENTURE® OPPORTUNITY O-SERIES VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). This Supplement does not apply to VENTURE® OPPORTUNITY EMP SERIES VARIABLE ANNUITY Contracts.

You should read this Supplement together with the prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy.

Limitations on Additional Purchase Payments

The Supplement discloses new administrative rules, effective October 12, 2012, that will restrict Additional Purchase Payments. These restrictions apply to all Venture® Opportunity A-Series and Venture® Opportunity O-Series Variable Annuity Contracts. For Contracts issued in Florida, these restrictions apply only to Contracts with an Income Plus For Life® 12.11 Series optional guaranteed minimum withdrawal benefit rider (“GMWB Rider”) and/or an Annual Step-Up Death Benefit optional death benefit rider (“Death Benefit Rider”).

Definitions. A Nonqualified Contract is a Contract we issued that is not intended for use with a tax qualified retirement plan, including an IRA. A Qualified Contract is a Contract that we issued in connection with a tax qualified retirement plan, including an IRA. The Age 65 Contract Anniversary is the Contract Anniversary on, or next following, the date the Annuitant turns age 65.

Restriction on Additional Purchase Payments for Nonqualified Contracts. Under our administrative rules effective October 12, 2012:

•	Except as listed below, you may not make an Additional Purchase Payment after the first Contract Year.
•	(Contracts issued in Florida) Contracts issued with neither a GMWB Rider nor a Death Benefit Rider are not subject to the restriction above on Additional Purchase Payments.
•	(Contracts issued in New York or Oregon) You may not make an Additional Purchase Payment after the first Contract Anniversary if your total Additional Purchase Payments would exceed $100,000.

Additional Purchase Payments for all Nonqualified Contracts remain subject to the following:

•

You may not make an Additional Purchase Payment if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	(Contracts issued with a GMWB Rider) You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.

VOSBPS2

Restriction on Additional Purchase Payments for Qualified Contracts (Including IRAs). Under our administrative rules effective October 12, 2012:

•	Except as listed below, you may not make an Additional Purchase Payment after the later of the first Contract Year or the Age 65 Contract Anniversary.
•	(Contracts issued in Florida) Contracts issued with neither a GMWB Rider nor a Death Benefit Rider are not subject to the restriction above on Additional Purchase Payments.
•

(Contracts issued in New York or Oregon) You may not make an Additional Purchase Payment after the later of the first Contract Anniversary or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.

Additional Purchase Payments for all Qualified Contracts remain subject to the following:

•

You may not make an Additional Purchase Payment if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	(Contracts issued with a GMWB Rider) You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.

If we issued your Contract in connection with an IRA, any Additional Purchase Payments for the year that you become 70 1/2 and for any subsequent year must qualify as a “rollover contribution.” We are not responsible for determining if the payment is a “rollover contribution” and you should consult with a qualified tax advisor for additional information.

Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. Under our administrative rules effective October 12, 2012, we will continue to accept Additional Purchase Payments under the terms of the Contract, including any GMWB Rider, when made in connection with an automatic withdrawal program from a bank account (“Bank Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:

•	the Bank Plan or Payroll Plan was in effect on October 12, 2012,
•	no automatic withdrawal program from your Contract is in effect,
•	any GMWB Rider that you may have purchased with your Contract is not in the Settlement Phase, and
•	you have received our approval if any of the conditions below apply.

For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Any Additional Purchase Payments will be subject to our approval if any of the following conditions apply:

•	you make the payment under a Bank Plan and it exceeds the amount authorized on October 12, 2012 to be withdrawn periodically from the bank account and paid to us as an Additional Purchase Payment, or
•	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan, or
•	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. As a matter of administrative practice, we will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:

•	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without Restricted GMWB Riders, and we waive our restrictions; or
•	we impose additional restrictions, or eliminate, your ability to make any Additional Purchase Payments through Bank Plans and/or Payroll Plans.

For further information, contact your financial advisor or our Annuities Service Center.

General Impact of New Restrictions on Contracts

Prompt Return of Additional Purchase Payments. We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in good order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in good order.

An Additional Purchase Payment will be considered to be received in “good order” if it is received at our Annuities Service Center:

(a)	in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to process the payment and it complies with all relevant laws and regulations and Company requirements; and/or
(b)	with any signatures and dates we may require.

Impact on Increases in Guaranteed Amounts. Because the new administrative rules restrict Additional Purchase Payments, the new rules may prevent you from increasing the death benefit under your Contract based on Additional Purchase Payments and may also prevent you from increasing the amounts we guarantee under a GMWB Rider or Death Benefit Rider. You should therefore disregard the examples in the Annuity Prospectus of increases in guaranteed amounts based, in whole or in part, on assumed Additional Purchase Payments.

Impact on Pre-authorized Withdrawals – The Income Made Easy Program. The new administrative rules may prevent you from increasing pre-authorized withdrawals of an annual guaranteed amount under a GMWB Rider to reflect increases resulting from an Additional Purchase Payment.

You should retain this Supplement for future reference.

Supplement dated September 4, 2012

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